Business Combination (Tables)	12 Months Ended
Aug. 31, 2018
Business Acquisition [Line Items]
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Intangible assets (i) (Note 9)	10,830	11,540	1,690
Net tangible assets (ii)	18,012	(29,268)	(4,285)
Goodwill	49,562	152,716	22,359
Total fair value of purchase price allocation	78,404	134,988	19,764
Cash consideration	61,361	110,885	16,235
Fair value of equity interests previously held in the acquirees	3,949	3,474	509
Fair value of non-controlling interests	13,094	20,629	3,020
(i)

The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of  five to thirty years.

(ii)

Net tangible assets acquired primarily included cash and cash equivalent of RMB11,358 (US$1,663), prepayment and other current assets of RMB9,119 (US$1,335), property and equipment of RMB30,348 (US$4,443), accrued expenses and other current liabilities of RMB27,192 (US$3,981),  deferred tax liabilities of RMB2,885 (US$442) and prepayments from customers of RMB49,268 (US$7,213) as of the date of acquisition.

Yuhan (Shanghai) Information Technology Co., Ltd.
Business Acquisition [Line Items]
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 9)	97,870	14,329
Net tangible assets (ii)	(24,331)	(3,562)
Goodwill	161,001	23,572
Total fair value of purchase price allocation	234,540	34,339

Cash consideration	140,000	20,498
Fair value of ownership interests previously held in the acquiree	42,595	6,236
Fair value of non-controlling interest	51,945	7,605

(i)   The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of  five to thirty years.

(ii)  Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381(US$934), short-term investment of RMB46,000(US$6,735), prepayment and other current assets of RMB20,175 (US$2,954),  property and equipment of RMB7,662(US$1,122), accrued expenses and other current liabilities of RMB18,979 (US$2,779), deferred tax liabilities of RMB24,268 (US$3,553) and prepayments from customers of RMB62,668(US$9,175) as of the date of acquisition.